Subordinated liabilities - Redemption (Details) $ in Thousands, € in Millions, £ in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)
Subordinated liabilities
Notional amount of financial assets					£ 179				£ 181
NatWest Group plc, US$750 million 3.754% dated notes 2029
Subordinated liabilities
Notional amount of financial assets | $			$ 750,000				$ 750,000
Interest rate			3.754%	3.754%	3.754%	3.754%	3.754%	3.754%	3.754%
Issue of subordinated liabilities		£ 577
NatWest Group plc, 1,000 million 3.622% dated notes 2030
Subordinated liabilities
Notional amount of financial assets					£ 1,000				£ 1,000
Interest rate			3.622%	3.622%	3.622%	3.622%	3.622%	3.622%	3.622%
Issue of subordinated liabilities	£ 996
NatWest Group plc, US$850 million 3.032% dated notes 2035
Subordinated liabilities
Notional amount of financial assets | $			$ 850,000
Interest rate			3.032%	3.032%	3.032%
Issue of subordinated liabilities	634
NatWest Group plc
Subordinated liabilities
Redemption of subordinated liabilities	2,882	855
Issue of subordinated liabilities	1,630	577
NatWest Group plc, 1,000 million 3.63% dated notes 2024 (callable March 2019)
Subordinated liabilities
Notional amount of financial assets | €				€ 1,000				€ 1,000
Interest rate			3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Redemption of subordinated liabilities		855
NatWest Group plc, US$2,250 million 6.13% dated notes 2022 (partial redemption)
Subordinated liabilities
Notional amount of financial assets | $			$ 2,250,000				$ 2,250,000
Interest rate			6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%
Redemption of subordinated liabilities	499
NatWest Group plc, US$1,000 million 6.10% dated notes 2023 (partial redemption)
Subordinated liabilities
Notional amount of financial assets | $			$ 1,000,000				$ 1,000,000
Interest rate			6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
Redemption of subordinated liabilities	358
NatWest Group plc, US$2,000 million 7.5% dated notes 2020
Subordinated liabilities
Notional amount of financial assets | $			$ 2,000,000				$ 2,000,000
Interest rate			7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Redemption of subordinated liabilities	1,528
NatWest Group plc, US$762 million 7.648% undated notes (partial redemption)
Subordinated liabilities
Notional amount of financial assets | $			$ 762,000				$ 762,000
Interest rate			7.648%	7.648%	7.648%	7.648%	7.648%	7.648%	7.648%
Redemption of subordinated liabilities	497
Natwest Markets Plc 35 million 5.5% undated subordinated notes (callable December 2019)
Subordinated liabilities
Notional amount of financial assets					£ 35				£ 35
Interest rate			5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Redemption of subordinated liabilities		35
NatWest Markets Plc US$125.6 million floating rate notes 2020
Subordinated liabilities
Notional amount of financial assets | $			$ 125,600				$ 125,600
Redemption of subordinated liabilities	97
NatWest Plc
Subordinated liabilities
Redemption of subordinated liabilities		8
NatWest Plc SEK 90mn floating rate notes 2019
Subordinated liabilities
Notional amount of financial assets | kr						kr 90
Redemption of subordinated liabilities		8
NWM Plc
Subordinated liabilities
Redemption of subordinated liabilities	97	35
NWM N.V. and subsidiaries US$16 million floating rate notes 2019
Subordinated liabilities
Notional amount of financial assets | $			16,000				16,000
Redemption of subordinated liabilities		10
NWM N.V. and Subsidiaries US$71.8 million floating rate notes 2019
Subordinated liabilities
Notional amount of financial assets | $			$ 71,800				$ 71,800
Redemption of subordinated liabilities		56
NWM N.V. and subsidiaries Euro 250 million 4.70% notes 2019
Subordinated liabilities
Notional amount of financial assets | €				€ 250				€ 250
Interest rate			4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%
Redemption of subordinated liabilities		145
NWM N.V. and subsidiaries, US$650 million 6.425% Undated notes 2043 (partial redemption)
Subordinated liabilities
Notional amount of financial assets | $			$ 650,000				$ 650,000
Interest rate			6.425%	6.425%	6.425%	6.425%	6.425%	6.425%	6.425%
Redemption of subordinated liabilities	187
NWM N.V. and Subsidiaries 15 million 6.00% floating rate notes 2020
Subordinated liabilities
Notional amount of financial assets | €				€ 15				€ 15
Interest rate			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
NWM N.V. and subsidiaries, 15 million floating rate notes 2020
Subordinated liabilities
Redemption of subordinated liabilities	11
NWM S NV and subsidiaries
Subordinated liabilities
Redemption of subordinated liabilities	£ 198	£ 211